Exhibit 99.1
KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report
Navient Corporation (the “Company”)
Navient Education Loan Funding, LLC (the “Responsible Party”)
Navient Education Loan Solutions, LLC
Barclays Capital Inc. (the “Structuring Agent”)
Atlas SP Partners, L.P.
BofA Securities, Inc.
J.P. Morgan Securities LLC
RBC Capital Markets, LLC
(together, the “Specified Parties”)
Re: Navient Education Loan Trust 2025-A – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “NAVEL 2025-A Loan Tape Plus Additional Fields.xlsx” (the “Data File”), provided by the Responsible Party on May 30, 2025, containing information on 23,871 student loans (the “Student Loans”) as of April 27, 2025 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Education Loan Trust 2025-A. The Responsible Party is responsible for the specified attributes identified by the Responsible Party in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, First Payment Dates were within two (2) days, and Remaining Terms were within one (1) month.
•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans (defined below).

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Capitalized Interest Balance Supplemental File” means an electronic data file entitled “EDW Results for Capitalized Interest Balance as of 20250427.xlsx,” provided by the Responsible Party on
May 30, 2025, containing the Capitalized Interest Balance for the Selected Student Loans.

•
The term “Remaining Amortizing Term Supplemental File” means an electronic data file entitled “EDW Results for Remaining Amortizing Term as of 20250427.xlsx,” provided by the Responsible Party on
June 4, 2025, containing the Remaining Amortizing Term for the Selected Student Loans.

•
The term “Earnest Loan ID Mapping” means an electronic data file entitled “NAVEL 2025-A Sample Selection - Earnest Mapping Amended.xlsx,” provided by the servicer, Earnest Operations LLC (“Earnest”), on behalf of the Responsible Party, on May 15, 2025, containing the loan numbers for the Selected
Student Loans.

•
The term “Verify Report Page” means an electronic file, provided by Earnest, containing certain information from Earnest’s internal application verification tool such as loan number, school type, school name, and school degree for the Selected Student Loans.

•
The term “Earnest Internal Tools Page” means screenshots containing information from Earnest’s internal application underwriting tool related to original FICO score and underwritten FICO for the Selected
Student Loans.

•
The term “Title IV Federal School Code List” means a listing identifying schools in the United States participating in Title IV federal student aid programs that we were instructed by the Responsible Party to download from the “Federal Student Aid Website” (https://fsapartners.ed.gov/knowledge-center/library/%20federal-school-code-lists/2024-05-01/2024-25-federal-school-code-list-participating-schools-may-2024).

•
The term “Accredited Programs List” means a listing identifying accredited schools issued by the U.S. Department of Education’s Office of Post-secondary Education (OPE) that we were instructed by the Responsible Party to download from the “Database of Accredited Postsecondary Institutions and Programs Website” (https://ope.ed.gov/accreditation/) and the “International Schools That Participate in the Federal Student Loan Programs” (https://studentaid.gov/sites/default/files/international-schools-in-federal-loan-programs.pdf).

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information for certain Selected Student Loans extracted from the FDR System.
•	The term “Loan Files” means the following information sources provided by Earnest, on behalf of the Responsible Party:
–	Loan Agreement
–	Capitalized Interest Balance Supplemental File
–	Remaining Amortizing Term Supplemental File
–	Earnest Loan ID Mapping
–	Verify Report Page
–	Earnest Internal Tools Page
–	Title IV Federal School Code List
–	Accredited Programs List
–	Amortized Payment History Schedule, and
–
the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CR Screen, #NM CS Screen, #NPO Screen, #NM SA2 Screen, #NM LL Screen, and #HDI Screen.

The Loan Files were represented by Earnest, on behalf of the Responsible Party, to be copies of the original Loan Files or electronic records contained within the respective system or website.
•	The term “Instructions” means the instructions provided by the Responsible Party pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.
•	The term “Provided Information” means the Loan Files and Instructions.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
A.
We randomly selected a sample of Student Loans from the Data File utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Loan Files documents are listed in the order of priority.

Attributes	Loan Files/Instructions
Loan Number	“Application ID” field in the Verify Report Page
Loan Type	Loan Agreement
Borrower State	“Address” field on #BS1 Screen or any notations related to address changes on #CIS Screen
Interest Rate
“INT RT” column on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information, and “CALC ANN RATE:CASH” field on #NM SA2 Screen

Payment Frequency	“MISC 13” field on #NM CS Screen, “PREV AUTO FLAG” field on #CMS Screen and Instructions
Loan Status	“CURR LOAN STAT” column on #EDH Screen, “MISC FIELD 2” column on #BS3 Screen and Instructions
First Payment Date	“#12” field on #NM CC Screen, “RPMT BEGIN DT” field on #EDH Screen, “1st ACTIVE DATE” field on #BS5 Screen and Instructions
Original Loan Balance	“TOTALDISB” field within “DISBMNTS” tab on #HDI Screen or “FINANCIAL INSTITUTION” field on #NM CC Screen
Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “DISBURSEMENT” and “ADJUSTMENT” fields on #CSS Screen or #CDS Screen or “MEMO TEXT” field on #CMS Screen, “RETRO PROCESSING” field on #ED2 Screen, “Interest Rate” field on

Attributes	Loan Files/Instructions
#CSS Screen, “CYCLE DATE” on #CSS Screen, “PAYMENT” fields on #CSS Screen or #CDS Screen, “PRINCIPAL PAID” field in the Amortized Payment History Schedule, and Instructions
Original Maturity Date
“MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen, and “EQUITY MATURITY DATE” field on #NM LL Screen

Remaining Term	“MATURITY DT” field and “DUE DATE” field on #EDH Screen, notation of status change on #CIS Screen, and Instructions
School Type	“School” field in the “Eligibility/Rate Check” section of the Verify Report Page, Title IV Federal School Code List and Instructions
School Name	“School” field in the “Eligibility/Rate Check” section of the Verify Report Page
School Degree	“Degree Type” field in the “Eligibility/Rate Check” section of the Verify Report Page and Instructions.
Original FICO Score	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen
Underwritten FICO
“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen, or “Score” field in the “FICO” section of the Earnest Internal Tools Page
Consider the Underwritten FICO to be the higher value between the values listed in the “EDS SCR01” field and “EDS SCR02” field.

Repayment Status	“CURR LOAN PHASE” column on #EDH Screen, “MISC FIELD 2” column on #BS3 Screen, “ORIG STMT STATUS” field on #ED2 Screen and Instructions
Loan Start Date	“#12” field on #NM CC Screen
Original Step Up Date	“CLOSING COSTS BILLED DATE” field on #NM LL Screen, “RPMT BEGIN DT” field on #EDH Screen, or notation of closing costs billed date change on #CIS Screen
Capitalized Interest Balance	“loan_cptz_int_amount” column in Capitalized Interest Balance Supplemental File
Remaining Amortizing Term	“MATURITY DT” field on #EDH Screen, “rpmt_prin_int_rmng_term_ cnt“ column in Remaining Amortizing Term Supplemental File and Instructions
Days Past Due	“CYCLE DATE” field on #CSS Screen and Instructions

Attributes	Loan Files/Instructions
Interim Status End Date
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on the #BS3 Screen, “CYCLE DATE” on #CSS Screen, “RPMT BEGIN DT” field on #EDH Screen, or “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, and Instructions

Contractual Interest Rate	“INT RT” column on #EDH Screen, “AUTO PAY FLAG” field, “AUTO-PAY STRT DT” field on #NM AF Screen, “DDD RATE” field on “DDDBenefit” tab on #HDI Screen, and Instructions
Cosigner Flag	“SECONDARY SSN#” field on #NM CR Screen and Instructions Consider a value other than all zeros to be “Y”.
Autopay Discount	“DDD_RATE” field within “DDDBenefit” tab on #HDI Screen
Short Term Interest Only Forbearance	“CURR LOAN STAT” column on #EDH Screen and Instructions
Term Extension	“#2” field on #NM CC screen and Instructions
Loan Mod	“INTEREST RT (CP IC ID)” field on #NPO Screen and Instructions
Repayment Option Code	“Repayment Option” field in Loan Agreement
Education Major	“Major” field in the “Application” section of the Verify Report Page
Original Borrower Residence	Loan Agreement
Title IV School
“School” field in the “Eligibility/Rate Check” section of the Verify Report Page, Accredited Programs List
Observe the School Name appeared in the Title IV Federal School Code List utilizing the Instructions.

The information regarding the Selected Student Loans was found to be in agreement, except as listed in Exhibit C.
Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 23,871 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Responsible Party and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Responsible Party, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
June 6, 2025

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2025A001	39	2025A039	77	2025A077	115	2025A115	153	2025A153
2	2025A002	40	2025A040	78	2025A078	116	2025A116	154	2025A154
3	2025A003	41	2025A041	79	2025A079	117	2025A117	155	2025A155
4	2025A004	42	2025A042	80	2025A080	118	2025A118	156	2025A156
5	2025A005	43	2025A043	81	2025A081	119	2025A119	157	2025A157
6	2025A006	44	2025A044	82	2025A082	120	2025A120	158	2025A158
7	2025A007	45	2025A045	83	2025A083	121	2025A121	159	2025A159
8	2025A008	46	2025A046	84	2025A084	122	2025A122	160	2025A160
9	2025A009	47	2025A047	85	2025A085	123	2025A123	161	2025A161
10	2025A010	48	2025A048	86	2025A086	124	2025A124	162	2025A162
11	2025A011	49	2025A049	87	2025A087	125	2025A125	163	2025A163
12	2025A012	50	2025A050	88	2025A088	126	2025A126	164	2025A164
13	2025A013	51	2025A051	89	2025A089	127	2025A127	165	2025A165
14	2025A014	52	2025A052	90	2025A090	128	2025A128	166	2025A166
15	2025A015	53	2025A053	91	2025A091	129	2025A129	167	2025A167
16	2025A016	54	2025A054	92	2025A092	130	2025A130	168	2025A168
17	2025A017	55	2025A055	93	2025A093	131	2025A131	169	2025A169
18	2025A018	56	2025A056	94	2025A094	132	2025A132	170	2025A170
19	2025A019	57	2025A057	95	2025A095	133	2025A133	171	2025A171
20	2025A020	58	2025A058	96	2025A096	134	2025A134	172	2025A172
21	2025A021	59	2025A059	97	2025A097	135	2025A135	173	2025A173
22	2025A022	60	2025A060	98	2025A098	136	2025A136	174	2025A174
23	2025A023	61	2025A061	99	2025A099	137	2025A137	175	2025A175
24	2025A024	62	2025A062	100	2025A100	138	2025A138	176	2025A176
25	2025A025	63	2025A063	101	2025A101	139	2025A139	177	2025A177
26	2025A026	64	2025A064	102	2025A102	140	2025A140	178	2025A178
27	2025A027	65	2025A065	103	2025A103	141	2025A141	179	2025A179
28	2025A028	66	2025A066	104	2025A104	142	2025A142	180	2025A180
29	2025A029	67	2025A067	105	2025A105	143	2025A143	181	2025A181
30	2025A030	68	2025A068	106	2025A106	144	2025A144	182	2025A182
31	2025A031	69	2025A069	107	2025A107	145	2025A145	183	2025A183
32	2025A032	70	2025A070	108	2025A108	146	2025A146	184	2025A184
33	2025A033	71	2025A071	109	2025A109	147	2025A147	185	2025A185
34	2025A034	72	2025A072	110	2025A110	148	2025A148	186	2025A186
35	2025A035	73	2025A073	111	2025A111	149	2025A149	187	2025A187
36	2025A036	74	2025A074	112	2025A112	150	2025A150	188	2025A188
37	2025A037	75	2025A075	113	2025A113	151	2025A151	189	2025A189
38	2025A038	76	2025A076	114	2025A114	152	2025A152	190	2025A190

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.
A-1

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2025A191	229	2025A229	267	2025A267	305	2025A305	343	2025A343
192	2025A192	230	2025A230	268	2025A268	306	2025A306	344	2025A344
193	2025A193	231	2025A231	269	2025A269	307	2025A307	345	2025A345
194	2025A194	232	2025A232	270	2025A270	308	2025A308	346	2025A346
195	2025A195	233	2025A233	271	2025A271	309	2025A309	347	2025A347
196	2025A196	234	2025A234	272	2025A272	310	2025A310	348	2025A348
197	2025A197	235	2025A235	273	2025A273	311	2025A311	349	2025A349
198	2025A198	236	2025A236	274	2025A274	312	2025A312	350	2025A350
199	2025A199	237	2025A237	275	2025A275	313	2025A313	351	2025A351
200	2025A200	238	2025A238	276	2025A276	314	2025A314	352	2025A352
201	2025A201	239	2025A239	277	2025A277	315	2025A315	353	2025A353
202	2025A202	240	2025A240	278	2025A278	316	2025A316	354	2025A354
203	2025A203	241	2025A241	279	2025A279	317	2025A317	355	2025A355
204	2025A204	242	2025A242	280	2025A280	318	2025A318	356	2025A356
205	2025A205	243	2025A243	281	2025A281	319	2025A319	357	2025A357
206	2025A206	244	2025A244	282	2025A282	320	2025A320	358	2025A358
207	2025A207	245	2025A245	283	2025A283	321	2025A321	359	2025A359
208	2025A208	246	2025A246	284	2025A284	322	2025A322	360	2025A360
209	2025A209	247	2025A247	285	2025A285	323	2025A323
210	2025A210	248	2025A248	286	2025A286	324	2025A324
211	2025A211	249	2025A249	287	2025A287	325	2025A325
212	2025A212	250	2025A250	288	2025A288	326	2025A326
213	2025A213	251	2025A251	289	2025A289	327	2025A327
214	2025A214	252	2025A252	290	2025A290	328	2025A328
215	2025A215	253	2025A253	291	2025A291	329	2025A329
216	2025A216	254	2025A254	292	2025A292	330	2025A330
217	2025A217	255	2025A255	293	2025A293	331	2025A331
218	2025A218	256	2025A256	294	2025A294	332	2025A332
219	2025A219	257	2025A257	295	2025A295	333	2025A333
220	2025A220	258	2025A258	296	2025A296	334	2025A334
221	2025A221	259	2025A259	297	2025A297	335	2025A335
222	2025A222	260	2025A260	298	2025A298	336	2025A336
223	2025A223	261	2025A261	299	2025A299	337	2025A337
224	2025A224	262	2025A262	300	2025A300	338	2025A338
225	2025A225	263	2025A263	301	2025A301	339	2025A339
226	2025A226	264	2025A264	302	2025A302	340	2025A340
227	2025A227	265	2025A265	303	2025A303	341	2025A341
228	2025A228	266	2025A266	304	2025A304	342	2025A342

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.
A-2

Exhibit B – Instructions

Attribute	Instructions
Payment Frequency	Payment Frequency is considered to be:
a) “Bi-Weekly” if the 45th position of the “MISC 13” field on the #NM CS Screen is “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “0,” or
b) “Monthly” if the 45th position of the “MISC 13” field on the #NM CS Screen is not “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “A” or “J.”
Loan Status	Loan Status is considered to be :

a)   “Repayment” if the “CURR LOAN STAT” field on the #EDH Screen is other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,”  “FX025,” “SOIOP,” or blank;

b) “Repayment” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSFP,” “SS**,” or “FORP”;
c) “Forbearance” if the “CURR LOAN STATUS” field on the #EDH Screen indicated “SSF*”; or,
d) Otherwise, compare to the status contained in the “CURR LOAN STATUS” field on the #EDH Screen.
First Payment Date	Compare or recompute the First Payment Date as follows (Instructions are listed in order of priority until the attribute was agreed):
a) If the “MISC FIELD 2” on the #BS3 Screen was “CT010,” “CTIOP,” “F0025,” “FX025,” “P0000,” “PPIOP,” “SOIOP,” or is blank, use “1st ACTIVE DATE” field on the #BS5 Screen.

b)   If the “MISC FIELD 2” on the #BS3 Screen was “D***,” and “RPMT BEGIN DT” field on the #EDH Screen” was prior to or the same day as the “1st ACTIVE DATE” field on the #BS5 Screen, use “1st ACTIVE DATE” field on the #BS5 Screen.

c)   If the “MISC FIELD 2” on the #BS3 Screen was “D***,” and “RPMT BEGIN DT” field on the #EDH Screen was after the “1st ACTIVE DATE” field on the #BS5 Screen, recompute the First Payment Date as the first cycle date in the following month after the date in the “RPMT BEGIN DT” field on the #EDH Screen plus one day.

d)   If the cycle date was after the “RPMT BEGIN DT” field on the #EDH Screen, recompute the First Payment Date as the first cycle date after the date in the “RPMT BEGIN DT” field on the #EDH Screen plus one day.

Current Principal Balance	Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):

Exhibit B – Instructions

Attribute	Instructions
a) Compare to the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.
b) Compare to the amount in the “CUR BAL” field on the #BS Screen.
c) Compare to the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
d) Recompute the Current Principal Balance as follows:

i.     Add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the “ADJUSTMENT” field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the “MEMO TEXT” field on the #CMS Screen);

ii.    Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either (1) subtracting the recalculated accrued interest (“Interest Rate” field on the #CSS Screen multiplied by the number of days from the start of the “CYCLE DATE” on the #CSS Screen to the day before the date of the first Payment under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” column on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen; and,

iii.   Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.

Remaining Term	Recompute as follows:
(i) Subtract the Cutoff Date from either (1) the date one month after the “MATURITY DT” field on the #EDH Screen, or (2) the date indicated in the notation of status change on the #CIS Screen and
(ii) Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year).
If the Cutoff Date was later than the “DUE DATE” field on the #EDH Screen, subtract one month from (ii).

Exhibit B – Instructions

Attribute	Instructions
School Type
School Type is considered to be “N” (Not for profit) if the school name in the “School” field in the “Eligibility/Rate Check” section of the Verify Report Page is included in the Title IV Federal School Code List.

School Degree	School Degree is considered to be:
a) The most recent, highest completed degree, in the “Educations” section of the Verify Report Page;

b)   “Masters” or “MD” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “medical_other” or “DO,” respectively;

c) “NonGrad” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “incomplete_grads;” or
d) “High School” if (i) the school name in the “underwritten_education_ degree” field in the Data File is a high school and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”
Repayment Status	Repayment Status is considered to be :

a)   “Repayment” if the “CURR LOAN PHASE” field on the #EDH Screen is other than “DMIP” or “F***,” and the Repayment Type in the “MISC FIELD 2” field on the #BS3 Screen was either “F0025,” “FX025,” “SOIOP,” “PPIOP,” or blank;

b) “Repayment” if the “CURR LOAN PHASE” field on the #EDH Screen indicated “SSFP,” “SS**,” or “FORP;” or,
c) “Forbearance” if the “CURR LOAN PHASE” field on the #EDH Screen indicated “SSF*”.
d) Otherwise, compare to the status contained in the “CURR LOAN PHASE” field on the #EDH Screen.

For the Selected Student Loans with Repayment Status changed after the Cutoff Date, compare to the status contained in the “ORIG STMT STATUS” field on the #ED2 Screen corresponding to the immediate prior cycle date

Remaining Amortizing Term	Recompute as follows (Instructions are listed in order of priority until the attribute was agreed):

a)   If the “RPMT_OPT_CD” field in the Data File is “full_principal_and_interest”, calculate the Remaining Amortizing Term as the difference between the “MATURITY DATE” field on the #EDH Screen and the Cutoff Date. Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year) and round up to the nearest whole number.

Exhibit B – Instructions

Attribute	Instructions
b) If the “RPMT_OPT_CD” field in the Data File is not “full_principal_and_interest”, consider the “BORROWER_STATUS” field in the Data File and recompute as follows:
i. If the “BORROWER_STATUS” field in the Data File is equal to “repayment”, recompute using step a) above.

ii.    If the “BORROWER_STATUS” field in the Data File is equal to “school” or “grace”, calculate the Remaining Amortizing Term as the difference between the “RPMT BEGIN DT” field on the #EDH Screen and the “MATURITY DATE” field on the #EDH Screen. Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year) and round up to the nearest whole number.

iii.   If the “BORROWER_STATUS” field in the Data File is equal to “deferment” or “forbearance”, calculate the Remaining Amortizing Term as the difference between the “RPMT BEGIN DT” field on the #EDH Screen and the next cycle date after the “MATURITY DATE” field on the #EDH Screen. Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year) and round up to the nearest whole number.

c) Compare the Remaining Amortizing Term to the “rpmt_prin_int_rmng_term_cnt“ column in Remaining Amortizing Term Supplemental File
Days Past Due	Recompute Days Past Due as the sum of:
a) If there was a payment posted in the “PAYMENT” field during the cycle date encompassing the Cutoff Date on the #CSS Screen, 0
b) With any cycle after the latest payment posted, the difference between the Cutoff Date and the last “CYCLE DATE” on the #CSS Screen where a payment was posted.
Interim Status End Date	Interim Status End Date is considered to be (Instructions are listed in order of priority until the attribute was agreed):
a) If the “CURR LOAN STAT” field on the #EDH Screen is “RPMT” or begins with “SS”, then 0.
b) If the “CURR LOAN STAT” field on the #EDH Screen is “SCHL” or “GRCE,” then “CYCLE DATE” on the #CSS Screen after the date in “RPMT BEGIN DT” field on the #EDH Screen.
c) If the “CURR LOAN STAT” field on the #EDH Screen begins with “D” or “F”, then the second date listed in “RULS MIN PAY” field on the #NPO Screen.

Exhibit B – Instructions

Attribute	Instructions
Contractual Interest Rate	Compare or recompute Contractual Interest Rate as follows:

a)   If the “AUTO-PAY STRT DT” field on the #NM AF Screen is before the Cutoff Date, add the Autopay Discount in the “DDD_RATE” field within the “DDDBenefit” tab on #HDI Screen to the “INT RT” column on #EDH Screen; or

b) Compare to the “INT RT” column on #EDH Screen
Cosigner Flag	Consider the Cosigner Flag as follows:
a) If the SECONDARY SSN#” field on #NM CR Screen is not equal to 0, “Y”.
b) Otherwise, “N”
Short Term Interest Only Forbearance	Consider the Short Term Interest Only Forbearance as follows:
a) If the “CURR LOAN STAT” column on #EDH Screen is equal to “SSFP”, “Y”.
b) Otherwise, “N”.
Term Extension	Consider the Term Extension as follows:
a) If there is a value of “Y” or “E: to the right of “#2” field and on the left of “#3: field, “Y”
b) Otherwise, “N”
Loan Mod	Consider the Loan Mod as follows:
a) If there a code begins with “SCRR” under the “INTEREST RT” field with value “(CP IC ID)”, “Y”
b) Otherwise, “N”
Title IV School	Instructions are listed in order of priority until the attribute was agreed:

a)   Compare the school name under the “underwritten_school_name” field in the Data File to the corresponding information on the Title IV Federal School Code List. If the school name is present, Title IV School is deemed to be “True”;

b)   Compare the U.S. Department of Education’s Office of Postsecondary Education (OPE) code under the “underwritten_education_opeid” field in the Data File to the “School Code” field in the Title IV Federal School Code List. If the OPE Code is present, Title IV School is deemed to be “True”;

c)   Observe whether the school name under the “underwritten_school_name” field in the Data File appeared in the “Institution_Name” field in the Accredited Programs List. If the school name is present, Title IV School is deemed to be, “True”;

Exhibit B – Instructions

Attribute	Instructions

d)   Observe whether the school name under the “underwritten_school_name” field in the Data File appears in the “Educations” section of the Verify Report Page or “Underwritten Education School Name” field in the Application Underwriting Snapshot Page for the Selected Student Loans. If the school name is present, Title IV School is deemed to be “True”;

e) Otherwise, “False”

In the event the school name in the “underwritten_school_name” field in the Data File indicates the school is a satellite campus, but the Title IV Federal School Code List or the Accredited Programs List designation is not available at the satellite campus level, compare the name of the college or university to which the satellite campus relates to the Title IV Federal School Code List or the Accredited Programs List.

Exhibit C – Exceptions

Selected Student Loan Number	Student Loan Number*	Attribute	Per Data File	Per Loan Files
135	2025A135	School Name	Vermont State University - Johnson Campus	Rice University - Jones Grad School of Business
334	2025A334	Education Major	N/A	Informatics
338	2025A338	Education Major	N/A	Civil Engineering
353	2025A353	Education Major	N/A	Humanities

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.